Transactions with Related Parties - Schedule of Key Management Personnel Compensation (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 1,073,166	$ 927,751
Post-employment benefits	58,300	43,254
Share-based payments recognized	765,201	166,992
Key management personnel compensation	$ 1,896,667	$ 1,137,997